Marketable Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
Available for Sale Securities:
Corporate debt securities	$3,119	$-	$-	$3,119
	$3,119	$-	$-	$3,119

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
Available for Sale Securities
Corporate debt securities	$3,119	$-	$-	$3,119
	$3,119	$-	$-	$3,119